Accounts payable for business combination (Details 2 - Textuals) - BRL (R$) R$ in Thousands		5 Months Ended
	Dec. 02, 2021	Dec. 31, 2021
Business combinations
Payment upon anticipation of part of the remaining balance		R$ 50,938
CI&T Brazil
Business combinations
Payment upon anticipation of part of the remaining balance	R$ 50,938